PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 45,635	$ 48,011
Accumulated depreciation	(31,057)	(38,657)
Depreciated costs	14,578	9,354
Depreciation expense	1,546	1,317	$ 1,541
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	32,865	37,219
Accumulated depreciation	(21,696)	(29,424)
Equipment advanced payments [Member]
Property, Plant and Equipment [Line Items]
Cost	903	751
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	10,985	9,251
Accumulated depreciation	(8,732)	(8,624)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	882	790
Accumulated depreciation	$ (629)	$ (609)